Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated June 8, 2016 to the

Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund Prospectus

dated January 29, 2016

and as supplemented March 2, 2016 and March 30, 2016

The following replaces the second sentence of the first paragraph of the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund and for Ivy Apollo Multi-Asset Income Fund on pages 3 and 11, respectively:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Apollo Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated June 8, 2016 to the

Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund Prospectus

dated January 29, 2016

and as supplemented March 2, 2016 and March 30, 2016

The following replaces the second sentence of the first paragraph of the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund and for Ivy Apollo Multi-Asset Income Fund on pages 3 and 11, respectively:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Apollo Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated June 8, 2016 to the

Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund Prospectus

dated January 29, 2016

and as supplemented March 2, 2016 and March 30, 2016

The following replaces the second sentence of the first paragraph of the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund and for Ivy Apollo Multi-Asset Income Fund on pages 3 and 11, respectively:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.